Accrued Liabilities (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at Beginning	$ 123,413	$ 389,816
Amounts settled	(123,413)	(266,403)
Balance at ending		123,413
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning	62,900	225,799
Amounts settled	(62,900)	(162,899)
Balance at ending		62,900
Trade Vendors [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning	60,513	164,017
Amounts settled	(60,513)	(103,504)
Balance at ending		$ 60,513